Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Stock Options (Tables) [Abstract]
Schedule of share-based compensation arrangements by share-based payment award
		Weighted	Weighted
		average	average
	Options	exercise	exercise
	(in thousands)	price	price
Stock options for ordinary shares		€	$
Balance at December 31, 2012	11,147	42.66	58.83
Granted	2,141	49.75	68.61
Exercised	2,280	33.76	46.56
Converted from preference shares	32	18.86	26.01
Forfeited	249	44.75	61.71
Balance at December 31, 2013	10,791	45.83	63.20

Stock options for preference shares
Balance at December 31, 2012	38	19.26	26.56
Exercised	2	18.35	25.31
Forfeited	4	23.56	32.49
Converted into ordinary shares	32	18.86	26.01
Balance at December 31, 2013	0	0.00	0.00

Schedule of fully vested options outstanding and exerciseable
Fully Vested Outstanding and Exercisable Options
Weighted
		average	Weighted	Weighted
	Number	remaining	average	average	Aggregate	Aggregate
	of	contractual	exercise	exercise	intrinsic	intrinsic
	Options	life in years	price	price	value	value
	(in thousands)		€	US$	€	US$

Options for ordinary shares	4,711	2.51	36.41	50.21	72,198	99,568

Schedule of stock options fair value assumptions
	2013	2012

Expected dividend yield	2.02%	1.61%
Risk-free interest rate	1.33%	1.09%
Expected volatility	22.44%	22.20%
Expected life of options	8 years	8 years
Weighted average exercise price (in €)	49.75	57.15
Weighted average exercise price (in US-$)	68.61	75.41